Subsequent events (Details) - CNY (¥) ¥ in Thousands				1 Months Ended
	Sep. 12, 2019	Sep. 06, 2019	Jul. 01, 2019	Sep. 12, 2019	Jul. 17, 2019	Jul. 08, 2019	May 21, 2019
Subsequent Events [Line Items]
Prepayment of rental fee		¥ 540,453
Payment of Rental Fees	¥ 540,453
Subsequent event [member]
Subsequent Events [Line Items]
Prepayment of rental fee			¥ 540,453
Payment of Rental Fees				¥ 540,453
Subsequent event [member] | Seven Consolidated Entities or Schools, and Three of the Company Related Parties [Member]
Subsequent Events [Line Items]
Damages requested by the opposing party of the suit					¥ 10,000
Subsequent event [member] | Ronghuai [Member] | Hailiang Group and Hailiang Senior Middle School [Member]
Subsequent Events [Line Items]
Damages claimed by the company							¥ 3,000
Increase in damages claimed by the company							¥ 7,500
Damages requested by the opposing party of the suit						¥ 3,010
Increase in damages payable by the company						¥ 7,510